Discontinued Operation (Details) - USD ($) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022		Dec. 31, 2022
Results of discontinued Operation
Research and development expenses	$ 3,387	$ 2,974	[1]	$ 6,594	[1]
Marketing expenses	1,172	1,929	[1],[2]	2,931	[1],[2]
General and administrative expenses	2,220	3,255	[1],[2]	5,946	[1],[2]
Operating loss	6,779	8,158	[1]	15,471	[1]
Total Financial expenses	2,048	136	[1],[2]	273	[1],[2]
Loss for the period	10,149	9,156	[1]	30,767	[1]
Total loss attributed to the discontinued operation	3,109	1,924	[1]	19,901	[1]
Loss From Discontinued Operation [Member]
Results of discontinued Operation
Research and development expenses	1,219	1,453		3,207
Marketing expenses	9	30		113
General and administrative expenses	258	432		991
Impairment loss	0	0		15,577
Operating loss	1,486	1,915		19,888
Total Financial expenses	9	9		13
Loss for the period	1,495	1,924		19,901
Loss from disposal assets and liabilities	1,614	0		0
Total loss attributed to the discontinued operation	$ 3,109	$ 1,924		$ 19,901

[1]	Restated- see Note 3 for details of discontinued operation
[2]	Restated- see Note 3 for discontinued operation